Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2022
Accounts Payable and Accrued Expenses [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

9. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,	December 31,
	2022	2021
Accounts payable	$1,333,044	$747,768
Accrued liabilities	1,236,942	26,989
Payroll liabilities	86,693	6,812
Value added taxes payable	-	3,217
	$2,656,679	$784,786